Lease liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Discount rate	6.0418%
Average Period	14 years 4 months 24 days
Recoverable taxes	$ 690
Lease liabilities	$ 33,799	$ 23,845
Previously Reported [Member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.0001%
Average Period	4 years 7 months 6 days
Recoverable taxes	$ 275
Lease liabilities	$ 8,311	7,421
Previously Reported [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Discount rate	4.8405%
Average Period	3 years 1 month 6 days
Recoverable taxes	$ 26
Lease liabilities	$ 264	149
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.355%
Average Period	3 years 6 months
Lease liabilities	$ 1,127	838
After Readjustment [Member] | Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	10.933%
Average Period	2 years 6 months
Recoverable taxes	$ 159
Lease liabilities	$ 1,506	1,298
After Readjustment [Member] | Others [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.2737%
Average Period	6 years 7 months 6 days
Recoverable taxes	$ 133
Lease liabilities	$ 1,025	789
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.2966%
Average Period	17 years 8 months 12 days
Lease liabilities	$ 20,336	12,340
After Readjustment [Member] | Properties [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.9769%
Average Period	21 years 4 months 24 days
Recoverable taxes	$ 97
Lease liabilities	$ 1,230	$ 1,010